Financial Instruments	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
NOTE 18:-	FINANCIAL INSTRUMENTS

a.	Financial assets:

Financial assets at amortized cost:

	December 31,
	2022	2021
	USD in thousands
Trade and other receivables	25,729	32,730
Restricted bank deposit	1,516	1,001
Total current	27,245	33,731
Long-term deposit	3,002	3,416
Total non-current	3,002	3,416

b.	Other financial liabilities:

Other financial liabilities at amortized cost:
Bank loan (1)	13,432	15,078
Trade payables	13,771	14,994
Other accounts payable	25,322	9,662
Liabilities for government grants	1,289	961
Total other financial liabilities at amortized cost	53,814	40,695

Total current	52,927	36,129
Total non-current	887	4,566

(1)	The interest rate is Prime (Bank of Israel intrabank plus 1.5%) + 0.7%-2.1%.

c.	Financial risk management objectives and policies:

The Company’s principal financial liabilities, other than derivatives, are comprised of loans and borrowings, receivables and financial guarantee contracts. The main purpose of these financial liabilities is to finance the Company’s operations and to provide guarantees to support its operations. The Company’s principal financial assets include cash and short-term deposits that derive directly from its operations.

The Company is exposed to market risk, credit risk and liquidity risk. The Company’s senior management oversees the management of these risks. The Company established a financial risk committee that advises senior management on financial risks and the appropriate financial risk governance framework for the Company. The financial risk committee provides assurance to the senior management that the Company’s financial risk activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Company’s policies and objectives. All derivative activities for risk management purposes are carried out by specialist teams that have the appropriate skills, experience and supervision. It is the Company’s policy that no trading in derivatives for speculative purposes may be undertaken. The Board reviews and approves the policies for each of the risks summarized below.

d.	Financial risks factors:

The Group’s activities expose it to various financial risks such as market risks (foreign currency risk, interest risk and price risk), credit risk and liquidity risk. The Group’s comprehensive risk management plan focuses on activities that reduce to a minimum any possible adverse effects on the Group’s financial performance.

Risk management is performed by the Company’s CEO.

1.	Exchange rate risk:

The Group operates internationally and is therefore exposed to exchange rate risk arising from exposure to various foreign currencies, mainly the USD and the Euro. Exchange rate risk arises from future commercial contracts, recognized assets and liabilities that are denominated in a foreign currency other than the functional currency and net investments in foreign operations.

2.	Credit risk:

As of December 31, 2022, cash and cash equivalents amounted to USD 3,994 thousand. The entire cash and cash equivalents are invested with high quality financial institutions. The Company and the subsidiaries monitor customer debts on an ongoing basis and include specific allowances for doubtful accounts which adequately reflect the loss inherent in debts whose collection is doubtful as per the estimate of the Company and the subsidiaries.

3.	Liquidity risk:

The Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of overdrafts and loans (see also Note 1d).

4.	Interest rate risk:

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company’s long-term liabilities with floating interest. The Company manages its interest rate risk by having a balanced portfolio of fixed and variable rate loans (see also note 1d).

e.	Fair value:

The carrying amount of cash and cash equivalent, trade receivables, other accounts receivable, short-term bank credit, trade payables and other accounts payable approximates their fair value.

f.	Warrants to ordinary shares:

The warrants and ordinary shares, are settled by the Company in exchanging a fixed amount of cash for fixed pre-determined number of the Company’s equity instruments. As such, the Company classified the warrants and the ordinary share as an equity instrument.

On October 24, 2022, the Board of the Company approved the extension of the expiry date of 19,397,410 warrants issued to some of the Company’s investors as well as of 10,102,524 warrants issued to its management employees and services providers, including its CEO, the COS, the former COO and former chairman of the board. The original expiration date of the warrants was December 21, 2022 and their period was extended in additional 24 months until December 31, 2024. The extension of the warrants increases their value by USD 10,458 thousand. Of which this amount USD 5,102 thousand and USD 5,356 thousand relates to the Company’s investors and employees, respectively, and thus was recognized within equity and as expenses, respectively.